UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-09679

                                 Adelante Funds
               (Exact name of Registrant as specified in charter)

                           555 12th Street, Suite 2100
                                Oakland, CA 94607
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                        Elizabeth Shea Fries, Esq., P.C.
                               Goodwin Procter LLP
                                 Exchange Place
                              Boston, MA 02109-2881
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (510) 986-2100
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                    Date of reporting period: April 30, 2006
                                              --------------


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                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

Adelante U.S. Real Estate Securities Fund
Schedules of Investments
April 30, 2006 (Unaudited)

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

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

 Schedule of Investments
 APRIL 30, 2006 (UNAUDITED)

    Number
   of Shares                                                                      Value
--------------                                                               ------------

              COMMON STOCKS                                         87.8%

              APARTMENTS                                            24.1%
 24,170                 Archstone-Smith Trust                                 $ 1,181,430
 13,800                 AvalonBay Communities, Inc.                             1,486,260
 11,510                 BRE Properties, Inc.                                      620,159
 10,980                 Camden Property Trust                                     754,655
 37,170                 Equity Residential                                      1,667,818
  7,460                 Essex Property Trust, Inc.                                813,886
  9,000                 Post Properties, Inc.                                     393,210
 31,100                 United Dominion Realty Trust, Inc.                        845,609
                                                                             ------------
                                                                                7,763,027
                                                                             ------------
              DIVERSIFIED/SPECIALTY                                  7.8%
  3,290                 Colonial Properties Trust                                 162,000
  7,800                 Crescent Real Estate Equities Company                     156,000
 21,810                 Vornado Realty Trust                                    2,085,908
  2,840                 Washington Real Estate Investment Trust                   105,847
                                                                             ------------
                                                                                2,509,755
                                                                             ------------
              INDUSTRIAL                                             8.6%
 19,970                 AMB Property Corporation                                  998,300
 35,280                 ProLogis                                                1,771,762
                                                                             ------------
                                                                                2,770,062
                                                                             ------------
              INDUSTRIAL MIXED                                       1.2%
  4,380                 Duke Realty Corporation                                   155,052
  5,290                 Liberty Property Trust                                    236,463
                                                                             ------------
                                                                                  391,515
                                                                             ------------
              OFFICE                                                18.0%
  4,310                 Alexandria Real Estate Equities, Inc.                     390,486
 10,720                 Arden Realty, Inc.                                        486,045
  5,800                 BioMed Realty Trust, Inc.                                 160,544
 16,600                 Boston Properties, Inc.                                 1,465,282
  7,889                 Brandywine Realty Trust                                   223,337
 10,000                 Cogdell Spencer, Inc.                                     193,400
 18,000                 Corporate Office Properties Trust                         747,000
 27,609                 Equity Office Properties Trust                            891,771
  5,390                 Kilroy Realty Corporation                                 384,415
  5,190                 Mack-Cali Realty Corporation                              234,692
  6,240                 SL Green Realty Corporation                               617,760
                                                                             ------------
                                                                                5,794,732
                                                                             ------------

               ADELANTE U.S. REAL ESTATE SECURITIES FUND

 APRIL 30, 2006 (UNAUDITED)

    Number
   of Shares                                                                     Value
------------                                                                 ------------
                     RETAIL - LOCAL                                 10.0%
 23,500                 Acadia Realty Trust                                     $ 530,395
 16,500                 Cedar Shopping Centers, Inc.                              243,375
  5,090                 Developers Diversified Realty Corporation                 270,788
  5,540                 Federal Realty Investment Trust                           377,994
  6,040                 Kimco Realty Corporation                                  224,265
 13,210                 Pan Pacific Retail Properties, Inc.                       880,314
  6,130                 Regency Centers Corporation                               386,742
  8,100                 Weingarten Realty Investors                               319,221
                                                                             ------------
                                                                                3,233,094
                                                                             ------------
              RETAIL - REGIONAL                                     16.8%
  3,440                 CBL & Associates Properties, Inc.                         137,566
  9,810                 General Growth Properties, Inc.                           460,579
 15,990                 The Macerich Company                                    1,170,788
 29,990                 Simon Property Group, Inc.                              2,455,581
 29,000                 Taubman Centers, Inc.                                   1,193,060
                                                                             ------------
                                                                                5,417,574
                                                                             ------------
              TRIPLE-NET LEASE                                       1.3%
 24,400                 Newkirk Realty Trust, Inc.                                436,028
                                                                             ------------
              TOTAL COMMON STOCKS (COST $14,722,131)                           28,315,787
                                                                             ------------

              PREFERRED STOCKS                                       9.7%
  6,400                 Developers Diversified Realty Corporation, Series G       163,840
 14,900                 Lexington Corporate Properties Trust, Series B            378,534
 33,000                 Mills Corporation, Series G                               770,550
 25,100                 SL Green Realty Corporation, Series D                     631,265
 14,400                 Taubman Centers, Inc., Series G                           367,200
 35,800                 Vornado Realty Trust, Series I                            831,634
                                                                             ------------
                                                                                3,143,023
                                                                             ------------

                     TOTAL PREFERRED STOCKS (COST $3,208,190)                   3,143,023
                                                                             ------------

   Principal
    Amount
-------------

713,322       SHORT-TERM INVESTMENT                                  2.2%         713,322
                                                                             ------------
                     UMB Bank Money Market Fiduciary

                     TOTAL SHORT-TERM INVESTMENT (COST $713,322)                  713,322
                                                                             ------------

                     TOTAL INVESTMENTS (COST $18,643,643)           99.7%      32,172,132

                     ASSETS LESS OTHER LIABILITIES                   0.3%          81,609
                                                                             ------------

                     NET ASSETS                                    100.0%    $ 32,253,741
                                                                             ============


 See notes to the Schedule of Investments

       ORGANIZATION

       Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of January 31, 2006, the Fund's Class K and Class Y shares are outstanding. Adelante Capital Management LLC is the Fund's investment adviser.

       INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.


       FEDERAL INCOME TAX INFORMATION

       At April 30, 2006, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:



       Cost of investments                                        $18,691,345

       Gross unrealized appreciation                              $13,594,422
       Gross unrealized depreciation                                 (113,635)
                                                                 ------------

       Net unrealized appreciation on investments                 $13,480,787

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante  Funds

By:      /s/Michael A. Torres
    -------------------------------------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    June 20, 2006
      -----------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Michael A. Torres
    ----------------------------------------------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    June 20, 2006
      -----------------------------------------------------------------


By:      /s/Mark A. Hoopes
    -------------------------------------------------------------------
         Mark A. Hoopes
         Principal Financial Officer

Date:    June 20, 2006
      --------------------------------------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)




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